Shareholders' equity - Issued Narrative (Details)	12 Months Ended
Mar. 29, 2020 vote / shares
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share	10
Conversion ratio of multiple voting shares to subordinate shares	1
Percentage beneficial ownership when shares will automatically be converted (less than)	15.00%
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share	1